Unlimited HFND Multi-Strategy Return Tracker ETF
Consolidated Schedule of Investments
November 30, 2025 (Unaudited)
EXCHANGE TRADED FUNDS - 58.2%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	662	$156,537
Consumer Staples Select Sector SPDR Fund	31	2,460
Energy Select Sector SPDR Fund	1,662	150,328
Financial Select Sector SPDR Fund	34,202	1,823,993
Industrial Select Sector SPDR Fund	3,196	491,193
Invesco Senior Loan ETF	59,877	1,252,627
iShares Agency Bond ETF	29,637	3,284,076
iShares CMBS ETF	1,643	81,192
iShares Convertible Bond ETF	10,563	1,059,997
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,175	131,436
iShares J.P. Morgan EM High Yield Bond ETF	19,112	771,360
iShares MSCI Brazil ETF	748	25,140
iShares MSCI China ETF	17,702	1,101,064
iShares MSCI South Africa ETF	90	6,007
iShares MSCI South Korea ETF	594	53,977
iShares TIPS Bond ETF	3,140	349,356
SPDR S&P Homebuilders ETF	5,054	550,279
SPDR S&P Retail ETF	3,135	264,437
Utilities Select Sector SPDR Fund	5,204	471,639
Vanguard Emerging Markets Government Bond ETF	10,660	724,134
Vanguard FTSE Europe ETF	12,148	990,426
Vanguard Growth ETF	6,050	2,969,582
Vanguard Mid-Cap ETF	1,564	456,923
Vanguard Russell 2000 ETF	6,158	619,372
Vanguard US Momentum Factor ETF	4,970	955,731
Vanguard Value ETF	4,022	766,111
TOTAL EXCHANGE TRADED FUNDS (Cost $18,094,509)		19,509,377

SHORT-TERM INVESTMENTS - 30.4%
Money Market Funds - 30.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(a)(b)	10,174,118	10,174,118

TOTAL SHORT-TERM INVESTMENTS (Cost $10,174,118)		10,174,118

TOTAL INVESTMENTS - 88.6% (Cost $28,268,627)		$29,683,495
Other Assets in Excess of Liabilities - 11.4%		3,805,301
TOTAL NET ASSETS - 100.0%		$33,488,796

Percentages are stated as a percent of net assets.

CMBS	Commercial Mortgage-Backed Securities
TIPS	Treasury Inflation-Protected Securities

(a)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

Unlimited HFND Multi-Strategy Return Tracker ETF
Consolidated Schedule of Futures Contracts
November 30, 2025 (Unaudited)

FUTURES CONTRACTS - 0.9%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
British Pound/U.S. Dollar Cross Currency Rate	24	12/15/2025	$1,985,250	$(1,274)
CBOE Volatility Index	127	12/17/2025	2,320,125	(239,408)
E-mini S&P 500 Index	1	12/19/2025	342,975	15,752
Euro/U.S. Dollar Cross Currency Rate	7	12/15/2025	1,016,006	(835)
Gold(a)	3	02/25/2026	1,276,470	37,158
iBoxx iShares USD Investment Grade Corporate Bond Index	41	03/02/2026	7,379,590	(3,806)
MSCI Denmark Index(a)	197	12/17/2025	2,175,077	116,626
MSCI EAFE Index	10	12/19/2025	1,409,450	12,338
MSCI Emerging Markets Index	66	12/19/2025	4,546,080	168,061
Nikkei 225 Index	4	12/11/2025	1,004,900	138,726
U.S. Treasury 10 Year Notes	1	03/20/2026	113,344	13
U.S. Treasury Long Bond	6	03/20/2026	704,625	356
				243,707

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(4)	12/15/2025	(262,120)	1,029
Canadian Dollar/U.S. Dollar Cross Currency Rate	(52)	12/16/2025	(3,724,500)	13,332
E-Mini S&P 500 Real Estate Select Sector Index	(22)	12/19/2025	(1,120,625)	21,999
Japanese Yen/U.S. Dollar Cross Currency Rate	(25)	12/15/2025	(2,003,281)	(259)
Swiss Franc/U.S. Dollar Cross Currency Rate	(2)	12/15/2025	(311,800)	8,245
U.S. Dollar Index	(1)	12/15/2025	(99,408)	48
U.S. Treasury 5 Year Notes	(51)	03/31/2026	(5,598,047)	(548)
				43,846

Net Unrealized Appreciation (Depreciation)				$287,553

(a)	All or a portion of the investment is a holding of the Unlimited HFND Cayman Subsidiary.